Organization and Summary of Significant Accounting Policies - Reorganization, IPO and Expense Allocations (Details) - Reorganization Transactions on April 1, 2016 - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Apr. 01, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
BancWest Corporation | Bank of the West | BancWest Holding Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership prior to transactions (as a percent)	100.00%
First Hawaiian Bank
Subsidiary, Sale of Stock [Line Items]
Expenses allocated to subsidiary		$ 5.8	$ 13.1	$ 18.8	$ 8.7
Subsequent Events | BancWest Corporation | Bank of the West | BancWest Holding Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership prior to transactions (as a percent)	100.00%